Income Taxes - Schedule of Reconciliation of the Provision for Income Taxes (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Federal statutory tax rate	34.00%	34.00%